UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC S&S INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/13

Item 1.	Schedule of Investments

GE S&S Income Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Bonds and Notes—98.6%†		Principal Amount	Fair Value
U.S. Treasuries—16.4%
U.S. Treasury Bonds
3.63%	08/15/43	$77,979,800	$77,078,197
4.50%	02/15/36	145,530,300	168,178,453	(a)
U.S. Treasury Notes
0.38%	08/31/15	25,437,400	25,467,213
0.88%	01/31/17	2,945,400	2,952,534	(a)
1.50%	08/31/18	105,203,500	105,902,156
1.75%	05/15/23	52,150,700	48,324,977	(a)
2.50%	08/15/23	10,838,600	10,728,523
			438,632,053
Agency Mortgage Backed—28.9%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	16,223,000	15,789,781	(a)
4.50%	06/01/33 - 02/01/35	266,346	284,093	(a)
5.00%	07/01/35 - 06/01/41	13,480,213	14,721,081	(a)
5.50%	05/01/20 - 04/01/39	5,091,835	5,516,912	(a)
6.00%	04/01/17 - 11/01/37	8,803,597	9,690,154	(a)
6.50%	07/01/29	32,293	35,814	(a)
7.00%	10/01/16 - 08/01/36	1,279,851	1,454,413	(a)
7.50%	01/01/28 - 09/01/33	59,053	65,809	(a)
8.00%	11/01/30	8,988	10,367	(a)
8.50%	04/01/30	13,882	16,715	(a)
9.00%	05/01/16 - 11/01/16	42,271	45,176	(a)
Federal National Mortgage Assoc.
2.35%	04/01/37	20,294	21,110	(b)
3.00%	01/01/43 - 06/01/43	78,090,442	76,364,186	(a)
3.00%	05/01/43	36,691,643	35,876,382
3.50%	11/01/42 - 06/01/43	80,229,937	81,784,140	(a)
4.00%	05/01/19 - 12/01/41	34,987,456	36,725,009	(a)
4.50%	05/01/18 - 04/01/41	87,875,251	93,917,726	(a)
5.00%	07/01/20 - 06/01/41	23,176,492	25,443,436	(a)
5.00%	03/01/39 - 05/01/39	1,833,602	1,999,874
5.50%	01/01/14 - 01/01/39	32,023,692	34,905,289	(a)
5.50%	05/01/37	677,177	740,561
6.00%	02/01/14 - 08/01/35	13,558,000	15,002,064	(a)
6.50%	01/01/14 - 08/01/36	2,375,944	2,632,069	(a)
7.00%	10/01/16 - 02/01/34	260,720	284,105	(a)
7.50%	09/01/14 - 12/01/33	870,645	996,248	(a)
8.00%	11/01/14 - 01/01/33	305,814	346,700	(a)
8.50%	04/01/30	45,757	54,635	(a)
9.00%	01/01/17 - 12/01/22	314,872	348,275	(a)
4.00%	TBA	6,455,000	6,770,690	(c)
4.50%	TBA	17,920,000	19,138,001	(c)
5.00%	TBA	47,132,000	50,933,476	(c)
6.00%	TBA	49,020,000	53,615,625	(c)
6.50%	TBA	6,768,000	7,498,733	(c)

Government National Mortgage Assoc.
1.63%	05/20/21 - 10/20/25	24,603	25,523	(a,b)
1.75%	08/20/23 - 09/20/24	7,914	8,227	(a,b)
3.00%	06/20/43	23,619,031	23,380,081
3.50%	05/20/43	30,322,217	31,329,067
4.00%	01/20/41 - 04/20/43	42,011,835	44,609,410
4.50%	08/15/33 - 03/20/41	19,313,583	20,880,692	(a)
5.00%	08/15/33	762,786	837,073	(a)
6.00%	04/15/27 - 09/15/36	2,037,333	2,279,373	(a)
6.50%	04/15/19 - 09/15/36	1,898,451	2,133,789	(a)
7.00%	03/15/26 - 10/15/36	1,005,462	1,131,167	(a)
7.50%	11/15/22 - 11/15/31	329,736	360,929	(a)
8.00%	11/15/29 - 06/15/30	4,546	5,154	(a)
8.50%	10/15/17	152,200	161,418	(a)
9.00%	11/15/16 - 12/15/21	532,002	572,410	(a)
3.00%	TBA	35,000,000	34,502,342	(c)
5.00%	TBA	12,587,000	13,674,595	(c)
5.50%	TBA	1,900,000	2,080,203	(c)
			771,000,102
Agency Collateralized Mortgage Obligations—1.1%
Collateralized Mortgage Obligation Trust
0.10%	11/01/18	71,401	71,301	(d,k)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	11,278,988	103,519	(a,b,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 10/15/42	39,440,510	5,654,452	(e)
4.50%	02/15/18 - 03/15/18	624,198	25,882	(a,e)
5.00%	05/15/18 - 10/15/18	580,145	23,845	(a,e)
5.00%	02/15/38	416,009	31,278	(e)
5.50%	06/15/33	842,207	122,571	(a,e)
6.42%	08/15/25	5,153,444	756,405	(b,e)
7.50%	07/15/27	27,442	5,072	(a,e)
8.00%	04/15/20	43,905	47,612	(a)
Federal Home Loan Mortgage Corp. STRIPS
2.22%	08/01/27	19,545	17,919	(a,d,k)
8.00%	02/01/23 - 07/01/24	71,742	13,877	(a,e)
Federal National Mortgage Assoc. REMIC
1.05%	12/25/22	73,628	71,617	(a,d,k)
1.23%	12/25/42	1,748,702	82,786	(a,b,e)
2.50%	05/25/43	8,345,887	8,257,579
3.50%	08/25/42 - 09/25/42	28,045,673	4,297,173	(e)
4.00%	03/25/43	17,961,593	3,098,418	(e)
5.00%	08/25/17 - 09/25/40	8,591,147	914,962	(e)
5.00%	10/25/22 - 02/25/32	476,151	11,421	(a,e)
5.82%	07/25/38	1,884,630	234,478	(b,e)
7.32%	05/25/18	323,061	30,049	(a,b,e)
8.00%	05/25/22	101	2,443	(a,e)

Federal National Mortgage Assoc. STRIPS
1.78%	12/01/34	887,968	826,141	(a,d,k)
4.50%	08/01/35	1,188,680	185,868	(a,e)
4.50%	01/01/36	1,108,549	169,290	(e)
5.00%	03/25/38 - 05/25/38	1,378,346	209,523	(e)
5.50%	12/01/33	297,787	50,822	(a,e)
6.00%	01/01/35	1,171,010	206,000	(a,e)
7.50%	11/01/23	310,532	46,733	(a,e)
8.00%	08/01/23 - 07/01/24	143,381	26,327	(a,e)
8.50%	03/01/17 - 07/25/22	187,418	23,605	(a,e)
9.00%	05/25/22	70,690	14,149	(a,e)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	15,604,906	1,828,584	(e)
5.00%	12/20/35 - 09/20/38	10,837,110	1,054,440	(e)
			28,516,141
Asset Backed—0.3%
Capital One Multi-Asset Execution Trust 2006-B1
0.46%	01/15/19	1,000,000	986,277	(b)
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1
3.99%	11/25/33	1,521,803	1,564,174
Countrywide Asset-Backed Certificates 2005-17
0.44%	05/25/36	374,424	373,058	(b)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	1,250,000	1,238,453
Hertz Vehicle Financing LLC 2010-1A
2.60%	02/25/15	1,666,667	1,674,515	(a,f)
5.02%	02/25/15	3,166,667	3,196,075	(a,f)
Irwin Home Equity Loan Trust 2006-2
0.33%	02/25/36	283,199	201,809	(a,b)
			9,234,361
Corporate Notes—42.3%
AAR Corp.
7.25%	01/15/22	3,216,000	3,352,680	(a,f)
ABB Finance USA Inc.
1.63%	05/08/17	3,213,000	3,216,946	(a)
AbbVie Inc.
1.75%	11/06/17	2,949,000	2,924,789
2.00%	11/06/18	3,992,000	3,919,701
2.90%	11/06/22	1,941,000	1,815,243
Actavis Inc.
3.25%	10/01/22	4,630,000	4,340,676	(a)
AES Corp.
8.00%	10/15/17	2,771,000	3,186,650	(a)
AES Panama S.A.
6.35%	12/21/16	2,181,000	2,268,820	(a,f)
Agilent Technologies Inc.
5.50%	09/14/15	2,995,000	3,246,676	(a)
Agrium Inc.
3.50%	06/01/23	3,358,000	3,170,919
4.90%	06/01/43	5,037,000	4,568,494
Altria Group Inc.
2.95%	05/02/23	1,681,000	1,533,176	(a)
4.50%	05/02/43	1,681,000	1,453,830	(a)
Amazon.com Inc.
1.20%	11/29/17	2,946,000	2,877,877	(a)
2.50%	11/29/22	3,296,000	3,003,833	(a)

America Movil SAB de C.V.
2.38%	09/08/16	10,027,000	10,195,454	(a)
American Axle & Manufacturing Inc.
6.25%	03/15/21	2,250,000	2,317,500
7.75%	11/15/19	652,000	726,980
American Express Co.
2.65%	12/02/22	2,568,000	2,358,616
American International Group Inc.
3.38%	08/15/20	3,454,000	3,456,103
4.88%	06/01/22	1,647,000	1,766,837	(a)
American Seafoods Group LLC
10.75%	05/15/16	2,660,000	2,766,400	(f)
American Tower Corp. (REIT)
3.40%	02/15/19	3,447,000	3,406,977
3.50%	01/31/23	1,637,000	1,436,964
American Tower Trust I (REIT)
1.55%	03/15/43	5,061,000	4,934,526	(a,f)
Amsted Industries Inc.
8.13%	03/15/18	1,721,000	1,824,260	(a,f)
Anadarko Petroleum Corp.
6.20%	03/15/40	3,482,000	3,902,490
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	1,698,000	1,581,351
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	6,365,000	5,888,363
5.38%	11/15/14	2,135,000	2,250,382	(a)
Archer-Daniels-Midland Co.
4.02%	04/16/43	1,720,000	1,512,704
Arizona Public Service Co.
6.25%	08/01/16	2,339,000	2,654,215	(a)
Ascension Health
4.85%	11/15/53	2,608,000	2,566,595
Ashland Inc.
3.00%	03/15/16	3,214,000	3,254,175
3.88%	04/15/18	3,051,000	3,012,862
AT&T Inc.
0.88%	02/13/15	2,962,000	2,969,221	(a)
4.35%	06/15/45	6,238,000	5,149,138
Atlas Pipeline Finance Corp.
4.75%	11/15/21	1,287,000	1,163,126	(f)
Autodesk Inc.
1.95%	12/15/17	3,175,000	3,112,011
Banco de Costa Rica
5.25%	08/12/18	1,400,000	1,418,200	(f)
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	900,000	855,000	(f)
Banco del Estado de Chile
2.00%	11/09/17	1,000,000	975,669
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	700,000	710,500	(f)
Banco Latinoamericano de Comercio Exterior S.A.
3.75%	04/04/17	2,750,000	2,763,750	(f)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	150,000	155,653	(b,f)

Bank of America Corp.
2.00%	01/11/18	4,431,000	4,357,671
3.30%	01/11/23	5,460,000	5,114,710	(a)
3.88%	03/22/17	3,376,000	3,590,683
4.10%	07/24/23	3,209,000	3,189,056
5.75%	12/01/17	4,460,000	5,031,250	(a)
Barclays Bank PLC
2.25%	05/10/17	8,801,000	9,081,752	(a,f)
Barrick Gold Corp.
2.50%	05/01/18	1,681,000	1,602,916
4.10%	05/01/23	3,390,000	2,985,227
Baxter International Inc.
3.20%	06/15/23	3,216,000	3,137,825
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	2,406,000	2,336,823
Berkshire Hathaway Inc.
1.55%	02/09/18	3,373,000	3,340,693
4.50%	02/11/43	3,373,000	3,143,144
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	1,714,000	1,716,460
3.85%	09/30/23	1,714,000	1,727,140
5.00%	09/30/43	1,714,000	1,745,690
Bombardier Inc.
4.25%	01/15/16	1,936,000	2,008,600	(f)
7.75%	03/15/20	2,094,000	2,366,220	(a,f)
BP Capital Markets PLC
1.38%	05/10/18	5,065,000	4,913,440
2.25%	11/01/16	1,193,000	1,227,962
2.50%	11/06/22	7,087,000	6,411,134	(a)
2.75%	05/10/23	3,376,000	3,083,419
Brocade Communications Systems Inc.
4.63%	01/15/23	3,217,000	2,967,682	(f)
Burlington Northern Santa Fe LLC
3.85%	09/01/23	3,447,000	3,456,021
Caixa Economica Federal
2.38%	11/06/17	1,150,000	1,075,250
Calpine Corp.
7.25%	10/15/17	3,156,000	3,274,350	(a,f)
Cargill Inc.
6.00%	11/27/17	1,749,000	2,015,700	(a,f)
Carnival Corp.
1.20%	02/05/16	3,366,000	3,344,868
Case New Holland Inc.
7.88%	12/01/17	1,598,000	1,857,675
Caterpillar Financial Services Corp.
1.25%	11/06/17	2,058,000	2,019,964
Caterpillar Inc.
1.50%	06/26/17	3,498,000	3,479,114
Catholic Health Initiatives
2.95%	11/01/22	1,611,000	1,496,377
4.35%	11/01/42	1,029,000	931,306
Cedar Fair LP
5.25%	03/15/21	1,284,000	1,226,220	(f)
Celgene Corp.
2.30%	08/15/18	1,726,000	1,725,209
Central American Bank for Economic Integration
5.38%	09/24/14	2,780,000	2,885,949	(a,f)

Cequel Capital Corp.
5.13%	12/15/21	3,208,000	3,023,540	(f)
Chesapeake Energy Corp.
3.25%	03/15/16	3,205,000	3,217,019
Cigna Corp.
2.75%	11/15/16	2,913,000	3,025,809
4.00%	02/15/22	4,698,000	4,796,949	(a)
Cincinnati Bell Inc.
8.25%	10/15/17	2,807,000	2,924,894
Citigroup Inc.
1.25%	01/15/16	3,215,000	3,212,544
1.75%	05/01/18	3,366,000	3,264,586
3.50%	05/15/23	4,051,000	3,655,610
5.00%	09/15/14	5,373,000	5,575,524	(a)
6.13%	08/25/36	2,674,000	2,691,229
6.68%	09/13/43	2,665,000	2,869,917
CityCenter Holdings LLC
7.63%	01/15/16	5,360,000	5,614,600	(a)
Cliffs Natural Resources Inc.
4.88%	04/01/21	1,564,000	1,475,501
CME Group Inc.
5.30%	09/15/43	1,713,000	1,766,994
CNA Financial Corp.
5.88%	08/15/20	2,898,000	3,342,026
CNH Capital LLC
3.88%	11/01/15	1,928,000	1,985,840
CNOOC Finance 2013 Ltd.
1.13%	05/09/16	1,000,000	989,363
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	600,000	616,756	(f)
Cogeco Cable Inc.
4.88%	05/01/20	3,215,000	3,070,325	(f)
Columbus International, Inc.
11.50%	11/20/14	900,000	967,500	(f)
Comcast Corp.
4.50%	01/15/43	2,628,000	2,472,304
Comision Federal de Electricidad
4.88%	05/26/21	600,000	615,000	(f)
Commonwealth Bank of Australia
0.75%	01/13/17	4,706,000	4,694,706	(f)
Constellation Brands Inc.
7.25%	09/01/16	3,211,000	3,652,512
Corp Andina de Fomento
4.38%	06/15/22	2,931,000	2,919,877
Corp Lindley S.A.
4.63%	04/12/23	1,153,000	1,043,465	(f)
Corp Nacional del Cobre de Chile
3.88%	11/03/21	600,000	588,055	(f)
4.25%	07/17/42	1,432,000	1,179,715	(f)
5.63%	09/21/35	554,000	560,497	(f)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	4,890,000	4,432,418
COX Communications Inc.
2.95%	06/30/23	6,802,000	5,871,112	(f)
3.25%	12/15/22	1,355,000	1,203,258	(f)
4.70%	12/15/42	737,000	596,885	(f)
Credit Suisse AG
2.60%	05/27/16	3,681,000	3,835,227	(f)

Crown Castle Towers LLC
6.11%	01/15/20	1,361,000	1,539,377	(a,f)
Daimler Finance North America LLC
1.88%	01/11/18	2,991,000	2,961,231	(f)
2.38%	08/01/18	5,552,000	5,560,833	(f)
Dana Holding Corp.
5.38%	09/15/21	1,271,000	1,248,758
DaVita Healthcare Partners Inc.
6.38%	11/01/18	2,660,000	2,793,000	(a)
DCP Midstream Operating LP
3.88%	03/15/23	5,062,000	4,606,005	(a)
Denbury Resources Inc.
6.38%	08/15/21	2,251,000	2,391,688	(a)
8.25%	02/15/20	1,663,000	1,825,143	(a)
DENTSPLY International Inc.
2.75%	08/15/16	2,698,000	2,778,908	(a)
Deutsche Bank AG
4.30%	05/24/28	5,037,000	4,549,207	(b)
Development Bank of Kazakhstan JSC
4.13%	12/10/22	800,000	738,000	(f)
Diageo Capital PLC
1.13%	04/29/18	3,366,000	3,250,883
Diageo Investment Corp.
2.88%	05/11/22	5,105,000	4,911,107	(a)
DigitalGlobe Inc.
5.25%	02/01/21	3,218,000	3,073,190	(f)
DIRECTV Holdings LLC
3.80%	03/15/22	4,210,000	3,929,399
5.15%	03/15/42	3,559,000	3,027,951
Dominion Resources Inc.
1.95%	08/15/16	3,151,000	3,215,246
DPL Inc.
7.25%	10/15/21	967,000	988,758
DR Horton Inc.
4.38%	09/15/22	2,209,000	2,010,190
Duke Energy Corp.
1.63%	08/15/17	2,920,000	2,908,603
3.05%	08/15/22	1,564,000	1,480,065	(a)
Eagle Spinco Inc.
4.63%	02/15/21	1,277,000	1,225,920	(f)
Eastman Chemical Co.
2.40%	06/01/17	5,775,000	5,858,212	(a)
Eaton Corp.
1.50%	11/02/17	4,423,000	4,360,755	(a,f)
2.75%	11/02/22	3,686,000	3,434,954	(a,f)
eBay Inc.
1.35%	07/15/17	2,028,000	2,013,907
2.60%	07/15/22	2,199,000	2,044,498
4.00%	07/15/42	1,738,000	1,469,062
Ecopetrol S.A.
7.38%	09/18/43	1,376,000	1,489,520
7.63%	07/23/19	1,108,000	1,310,210
EDC Finance Ltd.
4.88%	04/17/20	1,100,000	1,050,500	(f)
Edwards Lifesciences Corp.
2.88%	10/15/18	2,401,000	2,391,547	(c)
EMC Corp.
1.88%	06/01/18	3,359,000	3,346,367

Empresa de Energia de Bogota S.A.
6.13%	11/10/21	2,184,000	2,233,140	(f)
Empresa Nacional del Petroleo
4.75%	12/06/21	1,513,000	1,488,046	(f)
Energy Transfer Equity LP
7.50%	10/15/20	1,990,000	2,129,300	(a)
Energy Transfer Partners LP
3.60%	02/01/23	6,703,000	6,243,751	(a)
6.50%	02/01/42	2,729,000	2,880,885	(a)
Enterprise Products Operating LLC
4.45%	02/15/43	1,950,000	1,725,071
Equinix Inc.
4.88%	04/01/20	751,000	728,470
Erickson Air-Crane Inc.
8.25%	05/01/20	3,193,000	3,125,149	(f)
Eskom Holdings SOC Ltd.
5.75%	01/26/21	1,000,000	992,500	(a,f)
6.75%	08/06/23	1,200,000	1,233,240	(f)
European Investment Bank
0.88%	12/15/14	5,135,000	5,172,331	(a)
4.88%	01/17/17	6,925,000	7,785,085	(a)
Exelon Corp.
4.90%	06/15/15	3,716,000	3,948,269	(a)
Export Credit Bank of Turkey
5.38%	11/04/16	3,400,000	3,502,000	(f)
Export-Import Bank of Malaysia Bhd
2.88%	12/14/17	1,200,000	1,208,747
Express Scripts Holding Co.
2.65%	02/15/17	4,626,000	4,769,221	(a)
3.13%	05/15/16	8,109,000	8,487,617	(a)
Flextronics International Ltd.
4.63%	02/15/20	1,285,000	1,246,450
Florida Power & Light Co.
4.13%	02/01/42	1,675,000	1,569,313
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	1,279,000	1,317,370	(f)
Ford Motor Credit Company LLC
5.88%	08/02/21	4,282,000	4,759,991
Forest Oil Corp.
7.25%	06/15/19	2,660,000	2,660,000	(a)
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	4,803,000	4,641,835	(a,f)
5.45%	03/15/43	4,205,000	3,769,005	(a,f)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	2,481,000	2,549,228	(a,f)
Frontier Communications Corp.
7.13%	03/15/19	2,617,000	2,777,291	(a)
Gas Natural de Lima y Callao S.A.
4.38%	04/01/23	1,100,000	992,750	(f)
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	1,601,000	1,753,255	(f)
Genworth Holdings Inc.
4.90%	08/15/23	1,728,000	1,734,957
7.70%	06/15/20	1,519,000	1,790,863	(a)
GeoPark Latin America Limited Agencia en Chile
7.50%	02/11/20	400,000	399,000	(f)
Georgian Railway JSC
7.75%	07/11/22	1,800,000	1,881,000	(f)

Glencore Funding LLC
2.50%	01/15/19	4,879,000	4,573,448	(a,f)
4.13%	05/30/23	1,682,000	1,555,963	(f)
Globo Comunicacao e Participacoes S.A.
6.25%	07/29/49	720,000	748,800	(f,g)
Goldman Sachs Capital I
6.35%	02/15/34	1,532,000	1,483,146
Great Plains Energy Inc.
4.85%	06/01/21	2,966,000	3,167,673	(a)
GTL Trade Finance Inc.
7.25%	10/20/17	2,925,000	3,232,125	(a)
GXS Worldwide Inc.
9.75%	06/15/15	2,247,000	2,308,793	(a)
Hartford Financial Services Group Inc.
6.63%	03/30/40	2,131,000	2,550,485	(a)
Hawk Acquisition Sub Inc.
4.25%	10/15/20	3,203,000	3,054,861	(a,f)
HCA Inc.
6.50%	02/15/20	2,218,000	2,403,758
Heineken N.V.
1.40%	10/01/17	4,249,000	4,177,379	(a,f)
Hexion US Finance Corp.
6.63%	04/15/20	3,863,000	3,863,000
Hilton Worldwide Finance LLC
5.63%	10/15/21	3,156,000	3,163,890	(c,f)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	4,213,000	3,899,747	(a)
Hughes Satellite Systems Corp.
6.50%	06/15/19	2,756,000	2,914,470	(a)
Huntsman International LLC
4.88%	11/15/20	3,205,000	3,036,737
Hyundai Capital America
1.63%	10/02/15	2,930,000	2,934,688	(f)
2.13%	10/02/17	1,488,000	1,484,340	(f)
iGATE Corp.
9.00%	05/01/16	3,215,000	3,448,087
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	3,000,000	3,060,000	(b)
ING Bank N.V.
5.80%	09/25/23	4,067,000	4,107,654	(f)
ING U.S. Inc.
5.70%	07/15/43	3,107,000	3,083,912	(f)
Ingersoll-Rand Global Holding Company Ltd.
2.88%	01/15/19	1,737,000	1,731,471	(f)
4.25%	06/15/23	2,432,000	2,415,227	(f)
Ingles Markets Inc.
5.75%	06/15/23	6,409,000	6,184,685	(a,f)
Instituto Costarricense de Electricidad
6.38%	05/15/43	412,000	354,320	(f)
6.95%	11/10/21	800,000	822,000	(f)
Invesco Finance PLC
3.13%	11/30/22	4,673,000	4,338,974
JB Poindexter & Company Inc.
9.00%	04/01/22	962,000	1,010,100	(f)
Jefferies Group Inc.
5.13%	01/20/23	1,378,000	1,388,821
6.50%	01/20/43	1,123,000	1,110,977

John Deere Capital Corp.
3.15%	10/15/21	2,681,000	2,673,954
JPMorgan Chase & Co.
3.20%	01/25/23	6,742,000	6,307,262	(a)
3.38%	05/01/23	1,683,000	1,526,252
5.15%	12/29/49	1,683,000	1,472,625	(b)
5.63%	08/16/43	1,723,000	1,711,325
6.00%	12/29/49	1,728,000	1,620,000	(b)
KazAgro National Management Holding JSC
4.63%	05/24/23	1,200,000	1,092,000	(f)
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	600,000	657,000	(a,f)
KazMunayGas National Company JSC
9.13%	07/02/18	500,000	612,500	(f)
11.75%	01/23/15	1,400,000	1,562,750	(f)
KFW
2.00%	10/04/22	9,825,000	9,138,547	(a)
4.50%	07/16/18	2,938,000	3,331,104	(a)
Kinder Morgan Energy Partners LP
2.65%	02/01/19	1,725,000	1,713,123
3.50%	09/01/23	4,086,000	3,809,533
4.15%	02/01/24	5,175,000	5,077,901
Kinross Gold Corp.
6.88%	09/01/41	1,979,000	1,737,226
Korea National Oil Corp.
2.88%	11/09/15	3,961,000	4,075,251	(a,f)
3.13%	04/03/17	3,058,000	3,143,453	(f)
Kraft Foods Group Inc.
1.63%	06/04/15	2,972,000	3,018,304
2.25%	06/05/17	3,059,000	3,119,755
5.00%	06/04/42	2,600,000	2,575,599
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	5,599,000	6,088,912	(a)
Levi Strauss & Co.
7.63%	05/15/20	2,633,000	2,837,058
Liberty Mutual Group Inc.
4.25%	06/15/23	3,477,000	3,391,149	(f)
Linn Energy LLC
6.75%	11/01/19	3,552,000	3,347,760	(f)
8.63%	04/15/20	2,192,000	2,265,980
Listrindo Capital BV
6.95%	02/21/19	700,000	714,000	(f)
Lowe’s Companies Inc.
5.00%	09/15/43	1,713,000	1,725,627
LYB International Finance BV
4.00%	07/15/23	1,734,000	1,719,060
5.25%	07/15/43	1,734,000	1,705,148
Majapahit Holding BV
7.25%	06/28/17	3,100,000	3,402,250	(f)
7.75%	10/17/16	2,675,000	2,949,187	(f)
Marsh & McLennan Companies Inc.
4.05%	10/15/23	2,401,000	2,407,327
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325,000	1,106,016
Merck & Company Inc.
2.80%	05/18/23	5,052,000	4,778,025
4.15%	05/18/43	2,022,000	1,871,854

MetroPCS Wireless Inc.
6.25%	04/01/21	1,946,000	1,955,730	(f)
Mexichem SAB de C.V.
6.75%	09/19/42	700,000	651,000	(f)
Microsoft Corp.
2.38%	05/01/23	6,735,000	6,108,807	(a)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	3,165,000	3,540,679	(a)
MIE Holdings Corp.
9.75%	05/12/16	1,200,000	1,230,000	(f)
Morgan Stanley
2.13%	04/25/18	1,852,000	1,805,048
4.75%	03/22/17	2,159,000	2,331,118
4.88%	11/01/22	4,416,000	4,418,323
5.55%	04/27/17	6,729,000	7,456,681	(a)
Mylan Inc.
2.60%	06/24/18	6,067,000	6,056,267	(a,f)
7.88%	07/15/20	2,928,000	3,341,044	(a,f)
Nabors Industries Inc.
5.10%	09/15/23	2,570,000	2,610,562	(f)
National Agricultural Cooperative Federation
4.25%	01/28/16	1,723,000	1,819,059	(f)
Nationwide Financial Services Inc.
5.38%	03/25/21	3,322,000	3,555,450	(f)
NCL Corp. Ltd.
5.00%	02/15/18	1,788,000	1,783,530	(f)
Newfield Exploration Co.
5.63%	07/01/24	2,566,000	2,482,605
5.75%	01/30/22	2,660,000	2,653,350
News America Inc.
4.00%	10/01/23	1,371,000	1,372,426	(f)
5.40%	10/01/43	857,000	858,017	(f)
6.65%	11/15/37	1,846,000	2,097,434
Nexen Inc.
6.40%	05/15/37	2,182,000	2,393,194
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	5,770,000	5,941,565	(a)
Nomura Holdings Inc.
2.00%	09/13/16	4,049,000	4,061,236
Northeast Utilities
1.45%	05/01/18	3,371,000	3,284,537
Northrop Grumman Corp.
1.75%	06/01/18	4,537,000	4,452,988
4.75%	06/01/43	1,679,000	1,584,173
Novartis Capital Corp.
2.40%	09/21/22	3,517,000	3,276,346
NYSE Euronext
2.00%	10/05/17	4,423,000	4,428,148
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	1,509,600	1,536,018	(f)
Odebrecht Finance Ltd.
4.38%	04/25/25	1,000,000	867,500	(f)
Odebrecht Offshore Drilling Finance Ltd.
6.75%	10/01/22	2,558,000	2,621,950	(f)
Omnicom Group Inc.
3.63%	05/01/22	2,518,000	2,415,039	(a)

Oracle Corp.
1.20%	10/15/17	4,836,000	4,749,624
3.63%	07/15/23	2,427,000	2,420,520
Pacific Gas & Electric Co.
6.05%	03/01/34	2,619,000	2,913,745
Pacific Rubiales Energy Corp.
5.13%	03/28/23	1,200,000	1,075,500	(f)
PacifiCorp
6.25%	10/15/37	1,169,000	1,414,492	(a)
Penerbangan Malaysia Bhd
5.63%	03/15/16	480,000	525,933
Petrobras Global Finance BV
3.00%	01/15/19	5,103,000	4,798,963
Petrobras International Finance Co.
3.50%	02/06/17	4,719,000	4,791,913
3.88%	01/27/16	1,175,000	1,212,352
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	6,916,000	6,645,693
4.88%	01/18/24	2,686,000	2,686,000
5.50%	01/21/21 - 06/27/44	1,861,000	1,896,730
6.00%	03/05/20	1,190,000	1,320,900
6.50%	06/02/41	530,000	549,280
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	2,512,500	2,675,813
Petronas Capital Ltd.
5.25%	08/12/19	1,825,000	2,021,324	(f)
7.88%	05/22/22	1,600,000	2,030,462	(f)
Philip Morris International Inc.
2.50%	05/16/16	2,968,000	3,081,719
4.13%	03/04/43	1,682,000	1,486,647
Plains Exploration & Production Co.
6.50%	11/15/20	1,621,000	1,739,208
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	1,341,000	1,572,323
7.39%	12/02/24	800,000	960,000	(f)
Prudential Financial Inc.
5.20%	03/15/44	1,081,000	980,467	(b)
5.63%	05/12/41	1,523,000	1,626,081
5.63%	06/15/43	2,060,000	1,940,273	(b)
Public Service Electric & Gas Co.
2.38%	05/15/23	5,064,000	4,638,325
Range Resources Corp.
5.75%	06/01/21	2,660,000	2,793,000
Realty Income Corp. (REIT)
4.65%	08/01/23	3,468,000	3,516,802
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	3,677,000	3,943,582
Revlon Consumer Products Corp.
5.75%	02/15/21	1,285,000	1,236,813	(f)
Rockies Express Pipeline LLC
3.90%	04/15/15	857,000	852,715	(f)
Rogers Communications Inc.
5.45%	10/01/43	2,656,000	2,632,003	(c)
Roper Industries Inc.
2.05%	10/01/18	5,033,000	4,936,663	(a)
Rowan Companies Inc.
5.40%	12/01/42	1,975,000	1,784,529	(a)

Royal Bank of Canada
1.20%	09/19/18	5,587,000	5,520,721	(a)
Royal Bank of Scotland Group PLC
6.40%	10/21/19	3,315,000	3,788,488	(a)
RSI Home Products Inc.
6.88%	03/01/18	3,211,000	3,315,357	(f)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	3,050,000	3,431,250	(f)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	2,575,000	2,748,813
Sabine Pass Liquefaction LLC
5.63%	02/01/21	1,857,000	1,817,539	(f)
Sanofi
1.25%	04/10/18	4,000,000	3,904,980	(a)
Santander Holdings USA Inc.
3.45%	08/27/18	3,439,000	3,512,175
SCF Capital Ltd.
5.38%	10/27/17	3,200,000	3,234,880	(f)
Schaeffler Holding Finance BV
6.88%	08/15/18	1,900,000	1,990,250	(a,f,h)
Schlumberger Investment S.A.
2.40%	08/01/22	4,380,000	4,023,875	(a,f)
Seagate HDD Cayman
4.75%	06/01/23	1,283,000	1,234,888	(a,f)
7.00%	11/01/21	336,000	372,960
Service Corporation International
4.50%	11/15/20	2,238,000	2,126,100	(a)
Shell International Finance BV
3.40%	08/12/23	5,178,000	5,119,136
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	1,300,000	1,306,449	(f)
Sinopec Capital 2013 Ltd.
1.25%	04/24/16	1,000,000	994,378	(f)
1.88%	04/24/18	1,000,000	971,136	(f)
3.13%	04/24/23	3,443,000	3,126,760	(a,f)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	3,160,000	3,221,301	(f)
Smurfit Kappa Acquisitions
4.88%	09/15/18	3,466,000	3,466,000	(f)
Sprint Corp.
7.25%	09/15/21	1,895,000	1,913,950	(f)
State Grid Overseas Investment 2013 Ltd.
1.75%	05/22/18	2,021,000	1,970,655	(f)
3.13%	05/22/23	600,000	558,925	(f)
4.38%	05/22/43	1,469,000	1,329,486	(a,f)
State Oil Company of the Azerbaijan Republic
5.45%	02/09/17	1,800,000	1,901,250
SunTrust Bank
2.75%	05/01/23	2,537,000	2,306,156	(a)
Talisman Energy Inc.
6.25%	02/01/38	3,032,000	3,072,783	(a)
Teck Resources Ltd.
5.40%	02/01/43	2,524,000	2,205,946	(a)
Telefonica Emisiones SAU
3.19%	04/27/18	2,319,000	2,288,134	(a)
4.57%	04/27/23	1,710,000	1,639,851	(a)

Tenet Healthcare Corp.
4.75%	06/01/20	1,271,000	1,223,338
Textron Inc.
6.20%	03/15/15	2,998,000	3,202,709	(a)
The Allstate Corp.
5.75%	08/15/53	1,900,000	1,852,500	(b)
The Bank of New York Mellon Corp.
4.50%	12/31/49	5,176,000	4,477,240	(b)
The Coca-Cola Co.
3.30%	09/01/21	3,279,000	3,355,378
The Gap Inc.
5.95%	04/12/21	2,060,000	2,282,490
The Goldman Sachs Group Inc.
2.38%	01/22/18	4,023,000	3,994,473	(a)
2.90%	07/19/18	3,039,000	3,063,415	(a)
3.63%	01/22/23	4,009,000	3,833,638	(a)
6.75%	10/01/37	3,225,000	3,365,726	(a)
The Hertz Corp.
4.25%	04/01/18	2,236,000	2,196,870	(a,f)
The Home Depot Inc.
2.25%	09/10/18	5,138,000	5,192,463
3.75%	02/15/24	1,712,000	1,732,616
4.88%	02/15/44	1,713,000	1,727,316
The Korea Development Bank
3.25%	03/09/16	2,799,000	2,907,772	(a)
4.00%	09/09/16	1,627,000	1,734,361	(a)
The McClatchy Co.
9.00%	12/15/22	3,290,000	3,470,950
The Potomac Edison Co.
5.35%	11/15/14	1,520,000	1,595,412	(a)
The Southern Co.
2.45%	09/01/18	4,126,000	4,166,109
The Williams Companies Inc.
3.70%	01/15/23	6,010,000	5,427,853	(a)
Time Warner Cable Inc.
4.50%	09/15/42	2,109,000	1,542,021
Tops Holding Corp.
8.88%	12/15/17	5,514,000	6,037,830	(a,f)
Total Capital Canada Ltd.
1.45%	01/15/18	3,212,000	3,169,280	(a)
Total Capital International S.A.
1.55%	06/28/17	8,214,000	8,255,768	(a)
Transnet SOC Ltd.
4.50%	02/10/16	3,741,000	3,857,906	(a,f)
Transocean Inc.
3.80%	10/15/22	1,346,000	1,267,381
6.50%	11/15/20	841,000	938,763
tw telecom holdings inc.
6.38%	09/01/23	1,267,000	1,260,665	(f)
U.S. Bancorp
3.44%	02/01/16	5,157,000	5,389,555	(a)
Union Bank NA
2.63%	09/26/18	3,430,000	3,462,376
Unit Corp.
6.63%	05/15/21	3,219,000	3,299,475	(a)
United Rentals North America Inc.
5.75%	07/15/18	3,212,000	3,372,600	(a)

Vail Resorts Inc.
6.50%	05/01/19	4,174,000	4,424,440	(a)
Vale Overseas Ltd.
6.25%	01/11/16	1,873,000	2,070,759
Valeant Pharmaceuticals International
6.38%	10/15/20	3,204,000	3,332,160	(a,f)
Valero Energy Corp.
6.63%	06/15/37	1,482,000	1,609,665
Verizon Communications Inc.
2.45%	11/01/22	3,438,000	3,048,409
3.65%	09/14/18	3,438,000	3,622,597
5.15%	09/15/23	3,438,000	3,684,800
6.55%	09/15/43	2,406,000	2,716,222
Viacom Inc.
2.50%	12/15/16	3,921,000	4,017,770	(a)
5.85%	09/01/43	1,724,000	1,755,066
Viasystems Inc.
7.88%	05/01/19	3,218,000	3,419,125	(a,f)
Wal-Mart Stores Inc.
1.95%	12/15/18	3,427,000	3,420,232	(c)
Weatherford International Ltd.
4.50%	04/15/22	2,835,000	2,805,825	(a)
5.95%	04/15/42	2,284,000	2,186,830	(a)
6.75%	09/15/40	844,000	873,707	(a)
WellPoint Inc.
5.10%	01/15/44	3,450,000	3,360,635
Wells Fargo & Co.
1.25%	07/20/16	3,638,000	3,639,597	(a)
3.45%	02/13/23	5,734,000	5,366,812	(a)
Windstream Corp.
6.38%	08/01/23	3,218,000	2,944,470
Woodside Finance Ltd.
4.50%	11/10/14	5,213,000	5,394,955	(a,f)
WPX Energy Inc.
5.25%	01/15/17	3,212,000	3,388,660	(a)
Wynn Las Vegas LLC
5.38%	03/15/22	1,718,000	1,726,590
Xstrata Finance Canada Ltd.
2.70%	10/25/17	3,967,000	3,945,364	(a,f)
5.80%	11/15/16	2,518,044	2,750,759	(a,f)
Zhaikmunai LLP
7.13%	11/13/19	2,248,000	2,354,780	(a,f)
Zoetis Inc.
1.15%	02/01/16	1,688,000	1,694,793	(a,f)
1.88%	02/01/18	1,689,000	1,671,983	(a,f)
3.25%	02/01/23	2,867,000	2,729,427	(a,f)
			1,130,225,332
Non-Agency Collateralized Mortgage Obligations—6.3%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	260,000	285,087
5.68%	07/10/46	1,450,000	1,592,658
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	7,120,000	7,440,963	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	350,000	391,275	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.40%	02/10/51	2,270,000	2,598,335	(b)

Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.46%	11/10/42	3,110,000	3,290,249	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.36%	09/10/47	3,040,000	3,253,438	(a,b)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	2,962,062	3,086,205	(b)
Bear Stearns Commercial Mortgage Securities Trust 2006-PW11
5.56%	03/11/39	323,032	325,543	(a,b)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	4,440,000	4,796,428	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17
5.92%	06/11/50	3,910,000	4,411,692	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	3,450,000	3,788,010	(b)
Citigroup Commercial Mortgage Trust 2006-C5
5.48%	10/15/49	1,520,000	1,460,042
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	1,600,000	1,680,811	(b)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	4,280,000	4,691,513
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,416,142	(b,f)
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	9,800,000	10,284,797
Credit Suisse Commercial Mortgage Trust 2006-C5
5.34%	12/15/39	1,730,000	1,834,094
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.25%	10/25/35	1,004,007	8,520	(b)
GS Mortgage Securities Corp. II 2012-GC9
2.56%	11/10/45	7,782,593	1,071,546	(b,e)
GS Mortgage Securities Corp. II 2013-KYO
2.78%	11/08/29	1,730,000	1,712,795	(b,f)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	1,720,000	1,703,268	(f)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	5,980,000	6,479,264	(a)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	3,010,000	3,141,293	(a)
5.47%	08/10/44	1,470,000	1,601,987	(b,f)
Impac CMB Trust Series 2004-5
0.90%	10/25/34	1,950,998	1,909,239	(a,b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.10%	12/15/47	10,279,309	1,123,097	(b,e)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	3,653,973	3,821,048	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	1,720,000	1,788,085	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	2,010,000	2,204,530	(a)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	5,110,000	5,645,119	(a)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB20
5.79%	02/12/51	4,230,000	4,776,025	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
6.00%	06/15/49	6,400,000	7,198,394	(b)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CBX
4.27%	06/15/45	2,240,000	2,310,069

JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	1,010,000	1,015,062	(b)
LB Commercial Mortgage Trust 2007-C3
6.08%	07/15/44	3,370,000	3,750,075	(b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.98%	12/15/39	23,005,653	147,213	(b,e,f)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	2,230,000	2,354,795
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	2,970,000	3,193,424
LB-UBS Commercial Mortgage Trust 2006-C4
6.05%	06/15/38	1,460,000	1,606,806	(b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	488,175	43,062	(e)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	4,580,000	4,980,187	(b)
5.49%	07/12/46	1,450,000	1,399,536	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	3,370,000	3,381,397	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
4.31%	12/15/48	2,080,000	1,722,144	(b,f)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	4,900,000	5,067,296	(b)
Morgan Stanley Capital I Trust 2006-IQ11
5.85%	10/15/42	2,300,000	2,122,937	(a,b)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	3,500,000	3,753,491	(a,b)
5.27%	10/12/52	2,590,000	2,775,053	(b)
Morgan Stanley Capital I Trust 2006-T23
5.99%	08/12/41	1,190,000	1,316,656	(a,b)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	3,450,000	3,877,376	(b)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	1,525,000	1,730,721	(a,b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	1,510,000	1,620,138	(b,f)
Wachovia Bank Commercial Mortgage Trust 2006-C23
5.47%	01/15/45	2,600,000	2,818,182	(a,b)
Wachovia Bank Commercial Mortgage Trust 2006-C28
5.60%	10/15/48	5,885,000	6,361,938	(a,b)
Wachovia Bank Commercial Mortgage Trust 2006-C29
5.34%	11/15/48	4,020,000	4,430,643	(a)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	1,159,625	4,809
WFRBS Commercial Mortgage Trust 2011-C4
5.42%	06/15/44	1,690,000	1,683,085	(b,f)
WFRBS Commercial Mortgage Trust 2013-C15
4.64%	08/15/46	1,389,000	1,165,741	(b,f)
WFRBS Commercial Mortgage Trust 2013-C16
4.99%	09/15/46	2,330,000	1,977,243	(b,f)
			167,420,571
Sovereign Bonds—2.7%
Banco Nacional de Desenvolvimento Economico e Social
3.38%	09/26/16	1,715,000	1,720,145	(f)
5.50%	07/12/20	500,000	512,500	(f)
5.75%	09/26/23	1,094,000	1,094,000	(f)
Gabonese Republic
8.20%	12/12/17	2,357,000	2,651,625

Government of Chile
3.63%	10/30/42	1,176,000	955,500
Government of Colombia
2.63%	03/15/23	2,597,000	2,298,345
4.38%	07/12/21	1,500,000	1,548,750
Government of Croatia
6.38%	03/24/21	2,500,000	2,581,875	(a,f)
6.75%	11/05/19	1,800,000	1,919,250	(f)
Government of Dominican Republic
7.50%	05/06/21	1,000,000	1,066,250	(a,f)
Government of El Salvador
7.65%	06/15/35	2,473,000	2,510,095	(a,f)
Government of Guatemala
4.88%	02/13/28	700,000	637,000	(f)
Government of Hungary
4.13%	02/19/18	2,638,000	2,611,620
4.75%	02/03/15	395,000	404,875
6.25%	01/29/20	1,916,000	2,045,330
7.63%	03/29/41	130,000	139,100	(a)
Government of Indonesia
4.88%	05/05/21	800,000	792,000	(f)
Government of Lithuania
6.13%	03/09/21	650,000	741,813	(f)
6.75%	01/15/15	1,100,000	1,172,279	(f)
Government of Mexico
4.75%	03/08/44	3,080,000	2,787,400
5.75%	10/12/49	524,000	492,560
6.05%	01/11/40	600,000	656,100
Government of Namibia
5.50%	11/03/21	1,200,000	1,212,000	(f)
Government of Nigeria
5.13%	07/12/18	1,400,000	1,421,000	(f)
Government of Panama
4.30%	04/29/53	1,010,000	780,225
6.70%	01/26/36	404,000	461,570	(a)
Government of Peru
6.55%	03/14/37	1,624,000	1,920,380
7.35%	07/21/25	500,000	638,750
Government of Philippines
4.00%	01/15/21	1,200,000	1,245,000
6.38%	01/15/32	3,325,000	3,894,406
Government of Poland
3.00%	03/17/23	1,765,000	1,616,740
5.00%	03/23/22	2,588,000	2,783,394
5.13%	04/21/21	764,000	830,850
6.38%	07/15/19	268,000	312,756
Government of Romania
4.38%	08/22/23	964,000	921,825	(f)
6.75%	02/07/22	1,106,000	1,261,061	(f)
Government of South Africa
5.88%	09/16/25	1,496,000	1,572,670
6.25%	03/08/41	500,000	523,750
Government of Sri Lanka
6.25%	10/04/20	1,100,000	1,065,625	(f)
Government of Turkey
3.25%	03/23/23	6,064,000	5,230,200	(a)
6.88%	03/17/36	3,362,000	3,572,966

Government of Uruguay
4.50%	08/14/24	1,979,617	2,009,311
6.88%	09/28/25	686,753	800,067
Republic of Armenia
6.00%	09/30/20	800,000	788,800	(f)
Republic of Latvia
2.75%	01/12/20	1,200,000	1,137,511
Republic of Paraguay
4.63%	01/25/23	1,000,000	907,500	(f)
Republic of Serbia
5.25%	11/21/17	2,600,000	2,580,500	(f)
7.25%	09/28/21	800,000	831,000	(f)
Russian Foreign Bond—Eurobond
7.50%	03/31/30	380,993	448,992
			72,107,261
Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	2,105,000	2,167,182
Denver City & County School District No 1
4.24%	12/15/37	2,945,000	2,700,005
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369,000	2,449,901
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	951,025
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	3,461,217
South Carolina State Public Service Authority
6.45%	01/01/50	1,495,000	1,630,088
State of California
5.70%	11/01/21	2,075,000	2,365,023
			15,724,441
FNMA—0.0% *
Lehman TBA
5.50%	TBA	1,892,734	—	(**,i,j)

Total Bonds and Notes (Cost $2,657,483,926)			2,632,860,262

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $3,459,575)		138,383	3,303,202

Total Investments in Securities (Cost $2,660,943,501)			2,636,163,464

		Principal Amount	Fair Value
Short-Term Investments—7.7%
Federal Agencies—5.7%
Federal Home Loan Bank Discount Notes
0.05%	02/28/14	$56,900,000	$56,892,888	(k)
0.06%	03/12/14 - 03/14/14	95,850,000	95,836,960	(k)
			152,729,848
Time Deposit—2.0%
State Street Corp. 0.01%			52,032,406	(l)

Total Short-Term Investments (Cost $204,742,335)			204,762,254

Total Investments (Cost $2,865,685,836)			2,840,925,718

Liabilities in Excess of Other Assets, net—(6.4)%			(171,904,205)

NET ASSETS—100.0%			$2,669,021,513

Other Information:

The Fund had the following long futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	December 2013	878	$193,393,220	$464,778
5 Yr. U.S. Treasury Notes Futures	December 2013	1,367	165,471,078	2,053,318

				$2,518,096

The Fund had the following short futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
10 Yr. U.S. Treasury Notes Futures	December 2013	1,843	$(232,937,922)	$(2,665,860)
30 Yr. U.S. Treasury Bond Futures	December 2013	1,027	(136,976,125)	(2,347,446)
Ultra Long-Term U.S. Treasury Bond Futures	December 2013	694	(98,613,063)	(859,196)

				$(5,872,502)

				$(3,354,406)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to $358,423,672 or 13.43% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(g)	Step coupon bond.

(h)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par

(i)	Security is in default.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

(k)	Coupon amount represents effective yield.

(l)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

*	Less than 0.05%

**	Amount is less than $0.50.

†	Percentages are based on net assets as of September 30, 2013.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2013:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$438,632,053	$—	$438,632,053
	Agency Mortgage Backed	—	771,000,102	—	771,000,102
	Agency Collateralized Mortgage Obligations	—	28,516,141	—	28,516,141
	Asset Backed	—	9,234,361	—	9,234,361
	Corporate Notes	—	1,130,225,332	—	1,130,225,332
	Non-Agency Collateralized Mortgage Obligations	—	167,420,571	—	167,420,571
	Sovereign Bonds	—	72,107,261	—	72,107,261
	Municipal Bonds and Notes	—	15,724,441	—	15,724,441
	Domestic Equity	3,303,202	—	—	3,303,202
	Short-Term Investments	—	204,762,254	—	204,762,254

	Total Investments in Securities	$3,303,202	$2,837,622,516	$—	$2,840,925,718

	Other Financial Instruments*
	Futures Contracts—Unrealized Appreciation	$2,518,096	$—	$—	$2,518,096
	Futures Contracts—Unrealized Depreciation	(5,872,502)	—	—	(5,872,502)

	Total Other Financial Instruments	$(3,354,406)	$—	$—	$(3,354,406)

†	See Schedule of Investments for Industry Classification

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2013, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE S&S Income Fund	$2,865,685,836	$38,427,742	$(63,187,860)	$(24,760,118)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE S&S Funds

Date: November 21, 2013